UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
             (Address of Principal Executive Office)     (Zip Code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)


                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2014

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2013

ITEM 1.      SCHEDULE OF INVESTMENTS

                                                     RiverPark Large Growth Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 92.1%

   Consumer Discretionary - 18.1%
     Discovery Communications, Cl C*                       7,180   $       602
     Dollar Tree*                                         16,332           922
     Dollarama                                             8,711           723
     Fossil Group*                                         3,306           396
     Las Vegas Sands                                      10,257           809
     priceline.com*                                          939         1,091
     Ralph Lauren, Cl A                                    2,960           523
     Starbucks                                             7,698           603
     Walt Disney                                          10,097           772
     Wynn Resorts                                          2,877           559
                                                                   ------------
                                                                         7,000
                                                                   ------------
   Energy - 9.3%
     Cabot Oil & Gas, Cl A                                17,586           682
     National Oilwell Varco                               11,084           881
     Noble Energy                                          5,812           396
     Schlumberger                                          3,761           339
     Southwestern Energy*                                 33,270         1,308
                                                                   ------------
                                                                         3,606
                                                                   ------------
   Financials - 18.0%
     American Express                                      5,381           488
     Charles Schwab                                       22,923           596
     CME Group, Cl A                                       7,781           611
     KKR & Co., LP (a)                                    22,825           556
     Mastercard, Cl A                                      1,150           961
     TD Ameritrade Holding                                23,657           725
     The Blackstone Group LP (a)                          65,350         2,058
     Visa, Cl A                                            4,339           966
                                                                   ------------
                                                                         6,961
                                                                   ------------
   Health Care - 4.1%
     Edwards Lifesciences*                                 4,424           291
     Illumina*                                             3,800           420
     Intuitive Surgical*                                   1,258           483
     Perrigo                                               2,486           382
                                                                   ------------
                                                                         1,576
                                                                   ------------
   Industrials - 8.8%
     B/E Aerospace*                                        5,356           466
     Precision Castparts                                   1,660           447
     Realogy Holdings*                                    41,416         2,049
     Trimble Navigation*                                  13,129           456
                                                                   ------------
                                                                         3,418
                                                                   ------------
   Information Technology - 23.9%
     Alliance Data Systems*                                3,144           827
     Apple                                                 2,412         1,353
     Autodesk*                                             8,318           419
     Cognizant Technology Solutions,
        Cl A*                                              9,971         1,007
     eBay*                                                16,444           903
     Equinix*                                              9,185         1,630
     Genpact*                                             20,155           370
     Google, Cl A*                                           965         1,081

--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                        AMOUNT
DESCRIPTION                                              (000)     VALUE (000)
--------------------------------------------------------------------------------
     QUALCOMM                                             22,242   $     1,651
                                                                   ------------
                                                                         9,241
                                                                   ------------
   Materials - 5.3%
     Ecolab                                                3,997           417
     Monsanto                                             11,080         1,291
     Praxair                                               2,651           345
                                                                   ------------
                                                                         2,053
                                                                   ------------
   Telecommunication Services - 4.6%
     American Tower REIT, Cl A                            12,402           990
     SBA Communications, Cl A*                             8,849           795
                                                                   ------------
                                                                         1,785
                                                                   ------------
Total Common Stock
   (Cost $25,629) (000)                                                 35,640
                                                                   ------------

TIME DEPOSIT -- 7.1%

     Brown Brothers, 0.030%,
        01/02/14
     (Cost $2,757) (000)                             $     2,757         2,757
                                                                   ------------

Total Investments - 99.2%
   (Cost $28,386) (000) +                                          $    38,397
                                                                   ============

As of December 31, 2013, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

      Percentages are based on Net Assets of $38,723 (000).
*     Non-income producing security.
(a) Security considered Master Limited Partnership. At December 31, 2013, these securities amounted to $2,614 (000) or 6.8% of Net Assets.

Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At December 31, 2013, the tax basis cost of the Fund's investments was $28,386 (000) and the unrealized appreciation and depreciation were $10,140 (000) and ($129) (000), respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RFP-QH-001-0700

                                                        RiverPark/Wedgewood Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     SHARES/FACE
DESCRIPTION                                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 91.2%**

   Consumer Discretionary - 8.6%
     Coach                                               865,000   $    48,553
     Monster Beverage*                                   481,000        32,597
     priceline.com*                                       32,000        37,197
                                                                   ------------
                                                                       118,347
                                                                   ------------
   Energy - 5.8%
     National Oilwell Varco                              435,000        34,595
     Schlumberger                                        491,000        44,244
                                                                   ------------
                                                                        78,839
                                                                   ------------
   Financials - 17.2%
     American Express                                    389,000        35,294
     Berkshire Hathaway, Cl B*                           703,000        83,348
     M&T Bank                                            571,000        66,476
     Visa, Cl A                                          224,000        49,880
                                                                   ------------
                                                                       234,998
                                                                   ------------
   Health Care - 15.4%
     Express Scripts Holding*                          1,085,000        76,210
     Gilead Sciences*                                    467,000        35,095
     Perrigo                                             386,000        59,236
     Varian Medical Systems*                             513,000        39,855
                                                                   ------------
                                                                       210,396
                                                                   ------------
   Industrials - 10.8%
     Cummins                                             414,000        58,362
     Stericycle*                                         428,000        49,721
     Verisk Analytics, Cl A*                             606,000        39,826
                                                                   ------------
                                                                       147,909
                                                                   ------------
   Information Technology - 33.4%
     Apple                                               229,000       128,494
     Cognizant Technology
       Solutions, Cl A*                                  834,000        84,217
     EMC                                               3,223,000        81,059
     Google, Cl A*                                        65,000        72,846
     QUALCOMM                                          1,209,000        89,768
                                                                   ------------
                                                                       456,384
                                                                   ------------
Total Common Stock
   (Cost $972,954) (000)                                             1,246,873
                                                                   ------------

TIME DEPOSIT -- 8.3%
     Brown Brothers, 0.030%,
        01/02/14
     (Cost $112,691) (000)                           $   112,691       112,691
                                                                   ------------

Total Investments - 99.5%
   (Cost $1,085,645) (000) +                                       $ 1,359,564
                                                                   ============

As of December 31, 2013, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

      Percentages are based on Net Assets of $1,366,713 (000).
*     Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

+ At December 31, 2013, the tax basis cost of the Fund's investments was $1,085,645 (000) and the unrealized appreciation and depreciation were $276,614 (000) and ($2,695) (000), respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RFP-QH-001-0700

                                            RiverPark Short Term High Yield Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
DESCRIPTION                                              (000)     VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS -- 85.3%

   Consumer Discretionary - 25.2%
     American Achievement
       10.875%, 04/15/16 (a)                         $    19,765   $    20,852
     Allbritton Communications
       8.000%, 05/15/18                                   25,571        27,169
     Belo
       8.000%, 11/15/16                                      250           261
     Brightstar
       9.500%, 12/01/16 (a)                                7,035         7,774
     Checkers & Rally's Restaurants
       11.625%, 11/01/16 (a)                              14,260        14,403
     Express
       8.750%, 03/01/18                                   30,253        32,030
     GXS Worldwide
       9.750%, 06/15/15                                   33,994        35,184
     Icahn Enterprises
       7.750%, 01/15/16                                   33,522        34,234
     Local TV Finance
       9.250%, 06/15/15 (a)                                8,471         8,545
     MGM Resorts
       5.875%, 02/27/14                                   12,560        12,639
     Pegasus Solutions
       13.000%, 04/15/14 (a)                              11,679        10,978
     R.R. Donnelly & Sons
       4.950%, 04/01/14                                    1,927         1,951
     TRW Automotive
       7.000%, 03/15/14 (a)                               19,072        19,310
                                                                   ------------

                                                                       225,330
                                                                   ------------
   Consumer Staples - 1.0%
     US Foods
       8.500%, 06/30/19                                    8,250         9,044
                                                                   ------------
   Energy - 13.1%
     Crosstex Energy
       8.875%, 02/15/18                                   23,726        24,972
     Drill Rigs Holdings
       6.500%, 10/01/17 (a)                                1,205         1,308
     EPE Holdings/EP Energy Bond
       8.125%, 12/15/17                                   38,130        39,369
     KrisEnergy Holding
       10.500%, 07/21/16                                   4,280         4,515
     Ocean Rig UDW
       9.500%, 04/27/16 (a)                               38,900        41,477
     Panoro Energy
       13.500%, 11/15/18 (c)                              17,289         3,007
       12.000%, 11/15/18 (a)                               2,302         2,440
                                                                   ------------

                                                                       117,088
                                                                   ------------
   Health Care - 1.1%
     HCA
       5.750%, 03/15/14                                    9,615         9,714
                                                                   ------------

--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
DESCRIPTION                                              (000)     VALUE (000)
--------------------------------------------------------------------------------
   Industrials - 21.3%
     American Airlines
       7.500%, 03/15/16 (a)                          $    29,865   $    36,747
     Bluewater Holding BV
       3.244%, 07/17/14 (b)                               64,100        64,837
     CCS
       11.000%, 11/15/15 (a)                              13,835        13,835
     CNH Capital
       6.250%, 11/01/16                                    5,500         6,098
     Kratos Defense & Security
      Solutions
       10.000%, 06/01/17                                  22,921        24,841
     Maxim Crane Works
       12.250%, 04/15/15 (a)                              38,095        39,331
     United Continental Holdings
       8.000%, 07/15/24                                    1,000         1,004
     United Rentals North America
       10.250%, 11/15/19                                   3,255         3,690
                                                                   ------------

                                                                       190,383
                                                                   ------------
   Information Technology - 15.9%
     Alion Science and Technology
       12.000%, 11/01/14                                  18,207        18,616
     First Data
       11.250%, 03/31/16                                  34,893        35,068
     iGATE
       9.000%, 05/01/16                                   34,188        36,496
     Stratus Technologies Bermuda
       12.000%, 03/29/15                                  12,548        12,611
     Stream Global Services
       11.250%, 10/01/14                                  19,434        19,531
     SunEdison
       7.750%, 04/01/19                                   18,235        19,602
                                                                   ------------

                                                                       141,924
                                                                   ------------
   Materials - 3.8%
     Ball
       7.375%, 09/01/19                                    5,000         5,425
     Catalyst Paper
       13.000%, 09/13/16 (a) (b)                           4,533         4,601
     Consolidated Minerals
       8.875%, 05/01/16 (a)                               14,135        14,842
     Packaging Dynamics
       8.750%, 02/01/16 (a)                                6,100         6,287
     Pretium Packaging
       11.500%, 04/01/16                                   3,089         3,313
                                                                   ------------

                                                                        34,468
                                                                   ------------
   Telecommunication Services - 3.9%
     Pacnet
       9.250%, 11/09/15 (a)                               30,535        32,013

                                            RiverPark Short Term High Yield Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
                                                        (000)/
DESCRIPTION                                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
     Wind Acquisition Finance
       11.750%, 07/15/17 (a)                         $     2,760   $     2,939
                                                                   ------------

                                                                        34,952
                                                                   ------------
Total Corporate Obligations
   (Cost $762,385) (000)                                               762,903
                                                                   ------------

PREFERRED STOCK -- 5.6%

     Ally Financial
       7.250%, 02/07/33                                  305,260         7,741
     Lucent Technology*
       7.750%, 03/15/17                                   42,559        42,772
                                                                   ------------
Total Preferred Stock
   (Cost $50,436) (000)                                                 50,513
                                                                   ------------

ASSET-BACKED SECURITY -- 0.0%

   Other Asset-Backed Security - 0.0%
     Aircraft Certificate Owner Trust,
      Ser 2003-1A, Cl D
       6.455%, 09/20/22 (a)
     (Cost $383) (000)                                       376           378
                                                                   ------------

BANK LOAN OBLIGATIONS -- 5.2%

     Armored Autogroup
       6.000%, 11/05/16                                    2,985         2,990
       0.000%, 11/05/16                                    1,000         1,002
     Lee Enterprises
       7.500%, 12/31/15                                   24,362        24,237
     Radio One
       7.500%, 03/31/16                                   17,550        17,945
                                                                   ------------
Total Bank Loan Obligations
   (Cost $46,308) (000)                                                 46,174
                                                                   ------------

TIME DEPOSIT -- 2.9%

     Brown Brothers, 0.030%,
       01/02/14
     (Cost $25,826) (000)                                 25,826        25,826
                                                                   ------------

Total Investments -- 99.0%
   (Cost $885,338) (000) +                                         $   885,794
                                                                   ============

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in
   Securities                           Level 1      Level 2      Level 3       Total
-----------------------------------   -----------  -----------  -----------  -----------
   Corporate Obligations              $       --   $  762,903   $       --   $  762,903
   Preferred Stock                        50,513           --           --       50,513
   Asset-Backed Security                      --          378           --          378
   Bank Loan Obligations                      --       46,174           --       46,174
   Time Deposit                               --       25,826           --       25,826
                                      -----------  -----------  -----------  -----------
Total Investments in
   Securities                         $   50,513   $  835,281   $       --   $  885,794
                                      ===========  ===========  ===========  ===========

   Other Financial Instruments          Level 1      Level 2      Level 3       Total
-----------------------------------   -----------  -----------  -----------  -----------
     Forwards^
       Unrealized
       Depreciation                   $      (44)  $       --   $       --   $      (44)
                                      -----------  -----------  -----------  -----------
Total Other Financial Instruments     $      (44)  $       --   $       --   $      (44)
                                      ===========  ===========  ===========  ===========

^ Forwards contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

---------------------------------------------------------------------------
                                                               Unrealized
Settlement        Currency to Deliver   Currency to Receive   Depreciation
Date                     (000)                 (000)              (000)
---------------------------------------------------------------------------
1/23/14           NOK          18,326   USD           2,975   $        (44)
                                                              =============

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

--------------------------------------------------------------------------------
                                       Currency to   Currency to    Unrealized
                          Settlement     Deliver       Receive     Depreciation
Counterparty                 Date         (000)         (000)         (000)
--------------------------------------------------------------------------------
Brown Brothers Harriman     1/23/14         (3,019)  $     2,975   $        (44)
                                                                   =============

For the period ended December 31, 2013, the total amount of open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

      Percentages are based on Net Assets of $894,421 (000).
*     Non-income producing security.
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Variable rate security - Rate disclosed is the rate in effect on December 31, 2013.
(c)   Face amount is presented in Norwegian Krone.

                                            RiverPark Short Term High Yield Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

Cl -- Class
NOK -- Norwegian Krone
Ser -- Series
USD -- United States Dollar

+ At December 31, 2013, the tax basis cost of the Fund's investments was $885,338 (000) and the unrealized appreciation and depreciation were $3,197 (000) and ($2,741) (000), respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RFP-QH-001-0700

                                           RiverPark Long/Short Opportunity Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 97.3%**

   Consumer Discretionary - 19.6%
     Discovery Communications, Cl C*                      28,701   $     2,407
     Dollar Tree* (b)                                     25,177         1,421
     Dollarama                                            29,781         2,473
     Fossil Group*                                         8,292           995
     Imax*                                                37,974         1,119
     Las Vegas Sands                                      31,535         2,487
     priceline.com* (b)                                    3,331         3,872
     Ralph Lauren, Cl A                                    9,143         1,614
     Rentrak*                                             32,017         1,213
     Starbucks                                            31,509         2,470
     Walt Disney (b)                                      15,442         1,180
     Wynn Resorts                                          8,898         1,728
                                                                   ------------
                                                                        22,979
                                                                   ------------
   Energy - 9.6%
     Cabot Oil & Gas (b)                                  62,602         2,427
     National Oilwell Varco (b)                           45,194         3,594
     Noble Energy                                         17,973         1,224
     Schlumberger (b)                                     16,468         1,484
     Southwestern Energy* (b)                             63,733         2,507
                                                                   ------------
                                                                        11,236
                                                                   ------------
   Financials - 20.6%
     American Express                                     21,953         1,992
     Charles Schwab                                       79,637         2,070
     CME Group, Cl A (b)                                  31,467         2,469
     KKR & Co., LP (a)                                    91,001         2,215
     Mastercard, Cl A (b)                                  1,248         1,043
     TD Ameritrade Holding                                76,661         2,349
     The Blackstone Group LP (a)                         270,504         8,521
     Visa, Cl A (b)                                       15,166         3,377
                                                                   ------------
                                                                        24,036
                                                                   ------------
   Health Care - 3.8%
     Accretive Health* (b)                               103,232           945
     Edwards Lifesciences*                                13,122           863
     Intuitive Surgical*                                   3,853         1,480
     Perrigo                                               7,394         1,135
                                                                   ------------
                                                                         4,423
                                                                   ------------
   Industrials - 8.6%
     B/E Aerospace*                                       17,270         1,503
     Realogy Holdings*                                   140,734         6,962
     Trimble Navigation*                                  44,603         1,548
                                                                   ------------
                                                                        10,013
                                                                   ------------
   Information Technology - 26.5%
     Alliance Data Systems* (b)                           10,901         2,866
     Apple (b)                                             7,198         4,039
     Autodesk*                                            24,592         1,238
     Bankrate*                                            69,768         1,251
     Cognizant Technology Solutions, Cl A*                38,519         3,890
     eBay* (b)                                            25,559         1,403
     Equinix*                                             33,653         5,972

--------------------------------------------------------------------------------
                                                     SHARES/FACE
DESCRIPTION                                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
     Genpact*                                             48,497   $       891
     Google, Cl A*                                         3,262         3,656
     QUALCOMM (b)                                         78,755         5,847
                                                                   ------------
                                                                        31,053
                                                                   ------------
   Materials - 3.6%
     Monsanto                                             36,311         4,232
                                                                   ------------

   Telecommunication Services - 5.0%
     American Tower REIT, Cl A (b)                        39,192         3,128
     SBA Communications, Cl A* (b)                        30,688         2,757
                                                                   ------------
                                                                         5,885
                                                                   ------------
Total Common Stock
   (Cost $88,708) (000)                                                113,857
                                                                   ------------

TIME DEPOSIT -- 14.9%

     Brown Brothers, 0.030%,
       01/02/14
     (Cost $17,426) (000)                           $     17,426        17,426
                                                                   ------------

Total Investments -- 112.2%
   (Cost $106,134) (000) +                                         $   131,283
                                                                   ============

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK -- (49.5)%

   Consumer Discretionary - (18.5)%
     Activision Blizzard                                 (58,413)  $    (1,041)
     Apollo Education Group, Cl A*                       (30,782)         (841)
     Best Buy                                            (36,052)       (1,438)
     Burger King Worldwide                               (49,062)       (1,121)
     Darden Restaurants                                  (15,572)         (847)
     DeVry Education Group                               (37,795)       (1,342)
     DIRECTV*                                             (9,789)         (676)
     Electronic Arts*                                    (62,373)       (1,431)
     GameStop, Cl A                                      (11,516)         (567)
     Garmin                                              (32,642)       (1,509)
     Guess?                                              (19,385)         (602)
     hhgregg*                                            (48,000)         (671)
     International Game Technology                       (44,253)         (804)
     KappAhl                                             (32,503)         (789)
     Macy's                                              (16,792)         (897)
     Netflix*                                             (1,553)         (572)
     Nielsen Holdings                                    (26,095)       (1,197)
     Regal Entertainment Group, Cl A                     (41,822)         (814)
     Six Flags Entertainment                             (16,681)         (614)
     Sony ADR                                            (70,112)       (1,212)
     Staples                                             (64,839)       (1,030)
     Strayer Education*                                  (11,907)         (410)
     Weight Watchers International                       (17,315)         (570)
     Wendy's                                             (75,786)         (661)
                                                                   ------------

                                                                       (21,656)
                                                                   ------------
   Consumer Staples - (3.2)%
     Coca-Cola                                           (19,423)         (802)
     Fairway Group Holdings, Cl A*                       (29,721)         (539)
     Green Mountain Coffee Roasters                       (6,329)         (478)

                                           RiverPark Long/Short Opportunity Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
     Kroger                                              (24,941)  $      (986)
     Safeway                                             (30,156)         (982)
                                                                   ------------

                                                                        (3,787)
                                                                   ------------
   Energy - (0.5)%
     First Solar*                                        (10,175)         (556)
                                                                   ------------

   Financials - (3.2)%
     Green Dot, Cl A*                                    (45,153)       (1,135)
     Legg Mason                                          (26,362)       (1,146)
     Progressive                                         (24,817)         (677)
     Western Union                                       (48,448)         (836)
                                                                   ------------
                                                                        (3,794)
                                                                   ------------
   Health Care - (1.4)%
     Cerner*                                             (18,078)       (1,008)
     Pfizer                                              (20,047)         (614)
                                                                   ------------

                                                                        (1,622)
                                                                   ------------
   Industrials - (5.1)%
     Generac Holdings                                    (12,248)         (694)
     General Dynamics                                     (6,593)         (630)
     Huntington Ingalls Industries                        (9,340)         (841)
     Iron Mountain                                       (37,559)       (1,140)
     Lockheed Martin                                      (4,719)         (701)
     Northrop Grumman                                     (6,253)         (717)
     Tyco International                                  (16,938)         (695)
     VistaPrint*                                          (9,497)         (540)
                                                                   ------------

                                                                        (5,958)
                                                                   ------------
   Information Technology - (14.7)%
     Adobe Systems*                                      (12,175)         (729)
     Akamai Technologies*                                (17,466)         (824)
     Applied Materials                                   (36,945)         (654)
     Corning                                             (86,014)       (1,533)
     Flextronics International*                         (116,529)         (905)
     Hewlett-Packard                                     (41,959)       (1,174)
     Infosys ADR                                         (12,222)         (692)
     Intel                                               (21,500)         (558)
     International Business Machines                      (4,308)         (808)
     Intuit                                              (10,809)         (825)
     Juniper Networks*                                   (41,531)         (937)
     Lexmark International, Cl A                         (27,529)         (978)
     Linear Technology                                   (16,527)         (753)
     Microsoft                                           (27,261)       (1,020)
     NVIDIA                                              (52,832)         (846)
     Oracle                                              (22,762)         (871)
     Rackspace Hosting*                                  (16,126)         (631)
     SAP ADR                                              (9,830)         (857)
     Seagate Technology                                  (14,464)         (812)
     Western Digital                                      (9,042)         (759)
                                                                   ------------
                                                                       (17,166)
                                                                   ------------
   Materials - (0.7)%
     Glencore Xstrata                                   (148,343)         (768)
                                                                   ------------

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE (000)
--------------------------------------------------------------------------------
   Telecommunication Services - (2.2)%
     AT&T                                                (16,980)  $      (597)
     j2 Global                                           (16,695)         (835)
     Sprint*                                            (110,949)       (1,193)
                                                                   ------------

                                                                        (2,625)
                                                                   ------------
Total Common Stock
   (Proceeds $51,110) (000)                                            (57,932)
                                                                   ------------

Total Securities Sold Short
   (Proceeds $51,110) (000) ++                                     $   (57,932)
                                                                   ============

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund's investments, liabilities, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in
   Securities                           Level 1      Level 2      Level 3       Total
-----------------------------------   -----------  ----------- ------------  -----------
   Common Stock                       $  113,857   $       --   $       --   $  113,857
   Time Deposit                               --       17,426           --       17,426
                                      -----------  ----------- ------------  -----------
Total Investments in
   Securities                         $  113,857   $   17,426   $       --   $  131,283
                                      ===========  =========== ============  ===========

Liabilities                             Level 1      Level 2      Level 3       Total
-----------------------------------   -----------  ----------- ------------  -----------
   Common Stock                       $  (57,932)  $       --   $       --   $  (57,932)
                                      -----------  ----------- ------------  -----------
Total Liabilities                     $  (57,932)  $       --   $       --   $  (57,932)
                                      ===========  =========== ============  ===========

Other Financial Instruments             Level 1      Level 2      Level 3       Total
-----------------------------------   -----------  ----------- ------------  -----------
     Total Return Swaps^              $       --   $       --   $       --   $       --
                                      -----------  ----------- ------------  -----------
Total Other Financial
   Instruments                        $       --   $       --   $       --   $       --
                                      ===========  =========== ============  ===========

^ Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument. The Total Return Swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of December 31, 2013. The swaps are considered Level 2.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

                                           RiverPark Long/Short Opportunity Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

A list of open swap agreements held by the Fund at December 31, 2013 was as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL RETURN SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                                    APPRECIATION
                                                                                TERMINATION             NOTIONAL   (DEPRECIATION)
 COUNTERPARTY REFERENCE ENTITY/OBLIGATION          FUND PAYS      FUND RECEIVES     DATE    CONTRACTS AMOUNT (000)      (000)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Accretive Health            Fed Funds 1-Day - 0.45%  Total Return   09/04/14      3,155           29 $            -
Goldman Sachs Alliance Data Systems       Fed Funds 1-Day - 0.45%  Total Return   09/10/14        202           53              -
Goldman Sachs American Tower REIT         Fed Funds 1-Day - 0.45%  Total Return   10/11/14        612           49              -
Goldman Sachs Apple                       Fed Funds 1-Day - 0.45%  Total Return   07/03/14        643          361              -
Goldman Sachs Cabot Oil & Gas             Fed Funds 1-Day - 0.45%  Total Return   10/11/14        720           28              -
Goldman Sachs CME Group                   Fed Funds 1-Day - 0.45%  Total Return   10/11/14        412           32              -
Goldman Sachs Dollar Tree                 Fed Funds 1-Day - 0.45%  Total Return   08/29/14     24,188        1,365              -
Goldman Sachs eBay                        Fed Funds 1-Day - 0.45%  Total Return   06/12/14     25,000        1,372              -
Goldman Sachs Mastercard                  Fed Funds 1-Day - 0.45%  Total Return   09/04/14      2,210        1,846              -
Goldman Sachs National Oilwell Varco      Fed Funds 1-Day - 0.45%  Total Return   05/30/14        422           34              -
Goldman Sachs priceline.com               Fed Funds 1-Day - 0.45%  Total Return   05/30/14         66           77              -
Goldman Sachs QUALCOMM                    Fed Funds 1-Day - 0.45%  Total Return   11/14/14      2,775          206              -
Goldman Sachs SBA Communications          Fed Funds 1-Day - 0.45%  Total Return   10/11/14        842           76              -
Goldman Sachs Schlumberger                Fed Funds 1-Day - 0.45%  Total Return   09/04/14      1,032           93              -
Goldman Sachs Southwestern Energy         Fed Funds 1-Day - 0.45%  Total Return   06/12/14     56,000        2,202              -
Goldman Sachs Visa                        Fed Funds 1-Day - 0.45%  Total Return   05/30/14        702          156              -
Goldman Sachs Walt Disney                 Fed Funds 1-Day - 0.45%  Total Return   07/03/14     18,471        1,411              -
                                                                                                                   ---------------
                                                                                                                   $            -
                                                                                                                   ===============

For the period ended December 31, 2013, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

      Percentages are based on Net Assets of $116,982 (000).
*     Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Security considered Master Limited Partnership. At December 31, 2013, these securities amounted to $10,736 (000) or 9.2% of Net Assets.
(b)   Underlying security for a total return swap.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At December 31, 2013, the tax basis cost of the Fund's investments was $106,134 (000) and the unrealized appreciation and depreciation were $25,840 (000) and ($691) (000), respectively.

++ At December 31, 2013 the tax basis proceeds of the Fund's securities sold short was $51,110 (000) and the unrealized appreciation and depreciation were $1,032 (000) and ($7,854) (000), respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-" are $0 or have been rounded to $0.

RFP-QH-001-0700

                                            RiverPark/Gargoyle Hedged Value Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES   VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 101.6%

   Consumer Discretionary - 14.8%
     Abercrombie & Fitch, Cl A                            15,400   $       507
     Apollo Education Group, Cl A* (a)                    14,110           386
     Best Buy                                             12,330           491
     Dana Holding (a)                                      8,950           176
     Dillard's, Cl A (a)                                   6,060           589
     DreamWorks Animation SKG, Cl A* (a)                   6,692           238
     Ford Motor (a)                                       28,000           432
     General Motors* (a)                                  10,670           436
     Goodyear Tire & Rubber (a)                           25,150           600
     Lions Gate Entertainment                              6,740           213
     MGM Resorts International* (a)                       12,558           295
     PulteGroup (a)                                       31,580           643
     Staples (a)                                          32,080           510
     Time Warner Cable (a)                                 4,060           550
                                                                   ------------
                                                                         6,066
                                                                   ------------
   Consumer Staples - 6.8%
     Kroger (a)                                           12,120           479
     Molson Coors Brewing, Cl B (a)                       10,070           565
     Pilgrim's Pride*                                     35,330           574
     Safeway (a)                                          16,110           525
     Tyson Foods, Cl A (a)                                19,015           636
                                                                   ------------
                                                                         2,779
                                                                   ------------
   Energy - 12.0%
     Apache (a)                                            5,970           513
     CVR Energy (a)                                        5,846           254
     First Solar* (a)                                      9,244           505
     HollyFrontier (a)                                     6,128           304
     Marathon Oil                                          2,908           103
     Nabors Industries (a)                                21,400           364
     Newfield Exploration* (a)                            11,400           281
     Peabody Energy (a)                                   26,600           519
     RPC (a)                                              22,760           406
     SandRidge Energy* (a)                                90,890           552
     Superior Energy Services                              6,800           181
     Tesoro (a)                                            4,752           278
     Valero Energy (a)                                     9,050           456
     World Fuel Services                                   4,160           180
                                                                   ------------
                                                                         4,896
                                                                   ------------
   Financials - 14.1%
     American International Group (a)                      9,560           488
     Bank of New York Mellon (a)                           9,318           326
     CBRE Group, Cl A*                                    22,600           594
     Erie Indemnity, Cl A (a)                              6,421           470
     Genworth Financial, Cl A* (a)                        28,450           442
     Jones Lang LaSalle (a)                                5,730           587
     Legg Mason (a)                                       11,525           501
     Leucadia National (a)                                19,304           547
     Morgan Stanley                                       18,060           566
     NASDAQ OMX Group (a)                                  6,704           267
     PartnerRe (a)                                         3,710           391

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES   VALUE (000)
--------------------------------------------------------------------------------
     Reinsurance Group of America, Cl A (a)                4,804   $       372
     RenaissanceRe Holdings (a)                              970            94
     XL Group, Cl A                                        3,200           102
                                                                   ------------
                                                                         5,747
                                                                   ------------
   Health Care - 14.9%
     Abbott Laboratories (a)                              15,040           576
     Alere*                                                7,980           289
     Allscripts Healthcare Solutions* (a)                 19,310           299
     Amgen (a)                                             2,460           281
     Celgene* (a)                                          3,148           532
     Community Health Systems* (a)                         7,000           275
     Eli Lilly (a)                                         5,633           287
     Endo Health Solutions* (a)                            7,760           523
     Express Scripts Holding* (a)                          5,100           358
     Jazz Pharmaceuticals* (a)                             5,670           718
     Medtronic (a)                                         5,342           307
     Mylan* (a)                                           10,550           458
     Myriad Genetics* (a)                                  4,777           100
     United Therapeutics* (a)                              5,970           675
     WellCare Health Plans* (a)                            5,940           418
                                                                   ------------
                                                                         6,096
                                                                   ------------
   Industrials - 10.0%
     Delta Air Lines                                      19,530           537
     Joy Global (a)                                        6,750           395
     Manpowergroup                                         2,300           197
     Northrop Grumman (a)                                  4,277           490
     Oshkosh (a)                                           6,655           335
     Pentair (a)                                           7,930           616
     Pitney Bowes (a)                                     22,600           527
     Textron (a)                                          11,480           422
     URS (a)                                              10,570           560
                                                                   ------------
                                                                         4,079
                                                                   ------------
   Information Technology - 20.0%
     Activision Blizzard (a)                              31,121           555
     AOL* (a)                                              9,696           452
     Apple (a)                                               790           443
     Brocade Communications Systems* (a)                  36,700           326
     Computer Sciences (a)                                 8,071           451
     Flextronics International* (a)                       47,067           366
     Harris (a)                                            4,004           279
     Hewlett-Packard (a)                                  20,850           583
     IAC (a)                                               9,020           620
     Itron* (a)                                            4,918           204
     Jabil Circuit                                        16,860           294
     KLA-Tencor (a)                                        5,700           368
     Leidos Holdings*                                     13,089           609
     Lexmark International, Cl A (a)                       5,600           199
     NVIDIA (a)                                           21,000           336
     Seagate Technology (a)                                8,930           502
     Sohu.com* (a)                                         3,604           263
     Symantec (a)                                          9,902           233
     VeriFone Systems* (a)                                23,580           632
     VeriSign*                                             6,860           410

                                            RiverPark/Gargoyle Hedged Value Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                       AMOUNT
                                                       (000)/
DESCRIPTION                                           CONTRACTS    VALUE (000)
--------------------------------------------------------------------------------
     Vishay Intertechnology* (a)                           4,633   $        61
                                                                   ------------
                                                                         8,186
                                                                   ------------
   Materials - 6.7%
     Alcoa (a)                                            53,257           566
     CF Industries Holdings                                1,110           259
     Domtar (a)                                            2,920           275
     Freeport-McMoRan Copper & Gold                       11,500           434
     International Paper                                  10,030           492
     Tronox, Cl A (a)                                     17,200           397
     United States Steel (a)                              11,350           335
                                                                   ------------
                                                                         2,758
                                                                   ------------
   Telecommunication Services - 2.3%
     CenturyLink                                          17,240           549
     Telephone & Data Systems (a)                         13,090           337
     United States Cellular                                1,502            63
                                                                   ------------
                                                                           949
                                                                   ------------
Total Common Stock
   (Cost $31,145) (000)                                                  41,556
                                                                   ------------

TIME DEPOSIT -- 0.1%
     Brown Brothers, 0.030%,
       01/02/14
       (Cost $43) (000)                               $       43            43
                                                                   ------------

Total Investments -- 101.7%
   (Cost $31,188) (000) +                                          $    41,599
                                                                   ============

SCHEDULE OF OPEN OPTIONS WRITTEN
WRITTEN OPTIONS -- (2.7)%*++
   CBOE Russell 2000 Index, Call Option
     Expires 01/18/14, Strike Price $1,140                   (37)  $      (116)
     Expires 01/18/14, Strike Price $1,125                   (30)         (132)
     Expires 01/18/14, Strike Price $1,115                   (22)         (116)
   NASDAQ 100 Index, Call Option
     Expires 01/18/14, Strike Price $3,525                   (13)         (117)
     Expires 01/18/14, Strike Price $3,500                    (5)          (56)
   S&P 500 Index, Call Option
     Expires 01/18/14, Strike Price $1,800                   (25)         (141)
     Expires 01/18/14, Strike Price $1,820                    (8)          (31)
     Expires 01/18/14, Strike Price $1,790                   (25)         (163)
     Expires 01/18/14, Strike Price $1,815                   (15)          (65)
     Expires 01/18/14, Strike Price $1,785                   (10)          (70)
     Expires 02/22/14, Strike Price $1,860                    (5)          (12)
     Expires 01/18/14, Strike Price $1,805                   (20)         (104)
                                                                   ------------
Total Written Options
(Premiums Received $428) (000)                                     $    (1,123)
                                                                   ============

++ For the period ended December 31, 2013, the total amount of all open written options are representative of the volume of activity for these types of derivatives during the period.

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities                          Level 1      Level 2      Level 3       Total
---------------------------------------------------------------------------------------------------
   Common Stock                                  $   41,556   $       --   $       --   $   41,556
   Time Deposit                                          --           43           --           43
                                                 -----------  -----------  -----------  -----------
Total Investments in Securities                  $   41,556   $       43   $       --   $   41,599
                                                 ===========  ===========  ===========  ===========

Other Financial Instruments                        Level 1      Level 2      Level 3       Total
---------------------------------------------------------------------------------------------------
   Written Options                               $   (1,123)  $       --   $       --   $   (1,123)
                                                 -----------  -----------  -----------  -----------
Total Other Financial
   Instruments                                   $   (1,123)  $       --   $       --   $   (1,123)
                                                 ===========  ===========  ===========  ===========

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

      Percentages are based on Net Assets of $40,873 (000).

*     Non-income producing security.

(a)   Pledged as collateral on open options written.

CBOE -- Chicago Board Options Exchange
Cl -- Class
S&P -- Standard & Poor's

+ At December 31, 2013, the tax basis cost of the Fund's investments was $31,188 (000) and the unrealized appreciation and depreciation were $10,620 (000) and ($209) (000), respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RFP-QH-001-0700

                                                 RiverPark Structural Alpha Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
                                                        (000)/
DESCRIPTION                                            CONTRACTS   VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS -- 32.9%

   U.S. Treasury Bills (a) (b)
     0.060%, 03/13/14                                 $    1,000   $       999
     0.050%, 02/06/14                                      1,000         1,000
     0.040%, 01/09/14                                      1,000         1,000
                                                                   ------------

Total U.S. Treasury Obligations
  (Cost $2,999) (000)                                                    2,999
                                                                   ------------
TIME DEPOSIT - 53.9%

   Brown Brothers, 0.030%, 01/02/14
     (Cost $4,909) (000)                                   4,909         4,909
                                                                   ------------
Total Investments - 86.8%
  (Cost $7,908) (000) +                                            $     7,908
                                                                   ============

SCHEDULE OF OPEN OPTIONS PURCHASED

PURCHASED OPTIONS - 21.1% *++

   S&P 500 Index, Call Option
     Expires 01/02/14, Strike Price $1,500                    12   $       418
     Expires 10/18/14, Strike Price $1,700                    12           220
     Expires 12/20/14, Strike Price $1,625                    12           301
     Expires 06/21/14, Strike Price $1,550                    12           362
     Expires 03/22/14, Strike Price $1,575                    12           331
     Expires 01/18/14, Strike Price $1,600                    18            --
     Expires 07/19/14, Strike Price $1,625                    12           281
                                                                   ------------

Total Purchased Options
(Cost $897) (000)                                                  $     1,913
                                                                   ============

SCHEDULE OF OPEN OPTIONS WRITTEN

WRITTEN OPTIONS - (14.2)% *++

   S&P 500 Index, Call Option
     Expires 06/21/14, Strike Price $1,700                   (12)  $      (202)
     Expires 01/18/14, Strike Price $1,865                    (5)           (7)
     Expires 01/02/14, Strike Price $1,600                   (12)         (298)
     Expires 10/18/14, Strike Price $1,825                   (12)         (117)
     Expires 01/18/14, Strike Price $1,625                    (6)         (134)
     Expires 12/20/14, Strike Price $1,825                   (12)         (134)
     Expires 03/22/14, Strike Price $1,700                   (12)         (190)
     Expires 07/19/14, Strike Price $1,775                   (12)         (135)
     Expires 01/18/14, Strike Price $1,850                    (5)           (7)
     Expires 01/18/14, Strike Price $1,840                    (5)           (7)

--------------------------------------------------------------------------------
DESCRIPTION                                            CONTRACTS   VALUE (000)
--------------------------------------------------------------------------------
   S&P 500 Index, Put Option
     Expires 10/18/14, Strike Price $1,600                    (6)  $       (19)
     Expires 01/18/14, Strike Price $1,500                   (18)           --
     Expires 07/19/14, Strike Price $1,500                    (6)           (6)
     Expires 12/20/14, Strike Price $1,475                    (6)          (16)
     Expires 06/21/14, Strike Price $1,400                    (6)           (3)
     Expires 01/18/14, Strike Price $1,750                    (5)           --
     Expires 03/22/14, Strike Price $1,425                    (6)           (1)
     Expires 01/18/14, Strike Price $1,760                    (5)           (1)
     Expires 01/18/14, Strike Price $1,400                    (6)           --
     Expires 01/18/14, Strike Price $1,785                    (5)           (3)
   SPXPM Index, Call Option
     Expires 01/18/14, Strike Price $1,850                    (5)           (9)
   SPXPM Index, Put Option
     Expires 01/18/14, Strike Price $1,770                    (5)           (2)
                                                                   ------------

Total Written Options
(Premiums Received $691) (000)                                     $    (1,291)
                                                                   ============

++ For the period ended December 31, 2013, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities                          Level 1      Level 2      Level 3       Total
----------------------------------------------   -----------  -----------  -----------  -----------
   U.S. Treasury Obligations                     $       --   $    2,999   $       --   $    2,999
   Time Deposit                                          --        4,909           --        4,909
                                                 -----------  -----------  -----------  -----------
Total Investments in Securities                  $       --   $    7,908   $       --   $    7,908
                                                 ===========  ===========  ===========  ===========

Other Financial Instruments                        Level 1      Level 2      Level 3       Total
----------------------------------------------   -----------  -----------  -----------  -----------
   Purchased Options                             $    1,913   $       --   $       --   $    1,913
   Written Options                                   (1,291)          --           --       (1,291)
   Futures^
      Unrealized Depreciation                            (8)          --           --           (8)
                                                 -----------  -----------  -----------  -----------
Total Other Financial Instruments                $      614   $       --   $       --   $      614
                                                 ===========  ===========  ===========  ===========

^ Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

The open futures contracts held by the Fund at December 31, 2013 are as follows:

                                                Number of                 Unrealized
                                                Contracts   Expiration   Depreciation
Counterparty                Type of Contract      Short        Date         (000)
--------------------------------------------------------------------------------------
Interactive Brokers LLC   S&P 500 Index EMINI          (4)   Mar-2014    $         (8)
                                                                         =============

For the period ended December 31, 2013, the total amount of open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

                                                 RiverPark Structural Alpha Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

      Percentages are based on Net Assets of $9,112 (000).
*     Non-income producing security.
(a) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(b)   Pledged as collateral for open futures contracts.

S&P -- Standard & Poor's

+ For federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

Amounts designated as "--" are rounded to $0.

RFP-QH-001-0700

                                                 RiverPark Strategic Income Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
DESCRIPTION                                              (000)     VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS -- 79.0%

   Consumer Discretionary - 19.9%
     American Achievement
       10.875%, 04/15/16 (a)                          $    2,235   $     2,358
     American Greetings
       7.375%, 12/01/21                                      300           302
     American Media
       11.500%, 12/15/17                                   3,278         3,581
     Brightstar
       9.500%, 12/01/16 (a)                                  100           110
     Cedar Fair
       9.125%, 08/01/18                                       71            77
     Checkers & Rally's Restaurants
       11.625%, 11/01/16                                     440           445
     Comcast
       5.300%, 01/15/14                                    1,230         1,232
     Express
       8.750%, 03/01/18                                    1,150         1,218
     GXS Worldwide
       9.750%, 06/15/15                                      475           492
     HOA Restaurant Group
       11.250%, 04/01/17 (a)                               3,775         4,002
     Icahn Enterprises
       7.750%, 01/15/16                                    1,050         1,072
     LBI Media
       9.250%, 04/15/19 (a)                                3,970         4,139
     McClatchy
       9.000%, 12/15/22                                    2,050         2,265
     Postmedia Network
       12.500%, 07/15/18                                   1,425         1,589
     RR Donnelley & Sons
       6.500%, 11/15/23                                      100           102
     Townsquare Radio
       9.000%, 04/01/19 (a)                                  100           109
                                                                   ------------

                                                                        23,093
                                                                   ------------
   Consumer Staples - 10.3%
     Anheuser-Busch
       4.950%, 01/15/14                                      250           250
     Beverages & More
       10.000%, 11/15/18                                     500           505
     Kroger
       7.500%, 01/15/14                                    2,710         2,716
     Rite-Aid
       10.250%, 10/15/19                                   1,500         1,688
     Safeway
       4.750%, 12/01/21                                    1,950         1,961
     Simmons Foods
       10.500%, 11/01/17                                   1,750         1,868
     Southern States Cooperative
       10.000%, 08/15/21 (a)                               3,100         3,015
                                                                   ------------

                                                                        12,003
                                                                   ------------
   Energy - 8.2%
     BreitBurn Energy Partners
       7.875%, 04/15/22                                    1,000         1,045

--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
DESCRIPTION                                              (000)     VALUE (000)
--------------------------------------------------------------------------------
     Drill Rigs Holdings
       6.500%, 10/01/17 (a)                           $      490   $       532
     Express Pipeline
       7.390%, 12/31/17 (a)                                1,886         2,065
     Ocean Rig UDW
       9.500%, 04/27/16 (a)                                3,500         3,732
     Westmoreland Coal
       10.750%, 02/01/18                                   1,925         2,122
                                                                   ------------

                                                                         9,496
                                                                   ------------
   Financials - 1.2%
     Toll Road Investors Partnership
       5.432%, 02/15/45 (a) (b)                            2,466           431
     Washington REIT
       5.250%, 01/15/14                                    1,000         1,001
                                                                   ------------

                                                                         1,432
                                                                   ------------
   Health Care - 1.1%
     Prospect Medical Holdings
       8.375%, 05/01/19 (a)                                1,090         1,174
     Valeant Pharmaceuticals
      International
        6.750%, 08/15/21 (a)                                  60            64
                                                                   ------------

                                                                         1,238
                                                                   ------------
   Industrials - 17.6%
     American Airlines
       7.500%, 03/15/16 (a)                                2,540         3,125
     Avis Budget Car Rental
       8.250%, 01/15/19                                       27            30
     Bluewater Holding
       3.244%, 07/17/14 (c)                                4,300         4,350
     Casella Waste Systems
       7.750%, 02/15/19                                    2,000         2,060
     Cenveo
       8.875%, 02/01/18                                    1,500         1,507
     Continental Airlines Pass-Through
      Trust
       5.983%, 04/19/22                                      215           235
     Dispensing Dynamics International
       12.500%, 01/01/18 (a)                               3,000         3,233
     General Electric Capital
       2.100%, 01/07/14                                    1,815         1,815
     HD Supply
       7.500%, 07/15/20 (a)                                   75            81
     JB Poindexter
       9.000%, 04/01/22 (a)                                   75            80
     Kratos Defense & Security
      Solutions
       10.000%, 06/01/17                                   2,305         2,498
     Northwest Airlines Pass-Through
      Trust
       7.027%, 11/01/19                                    1,245         1,382
                                                                   ------------

                                                                        20,396
                                                                   ------------
   Information Technology - 12.6%
     Alion Science and Technology
       12.000%, 11/01/14                                   2,093         2,140

                                                 RiverPark Strategic Income Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
DESCRIPTION                                              (000)      VALUE (000)
--------------------------------------------------------------------------------
     Fidelity National Information
      Services
       5.000%, 03/15/22                               $    1,945   $     1,988
     First Data
       11.250%, 03/31/16                                   2,700         2,714
     Fiserv
       3.500%, 10/01/22                                      275           256
     Goodman Networks
       13.125%, 07/01/18 (a)                               3,340         3,540
     iGATE
       9.000%, 05/01/16                                      590           630
     Stratus Technologies Bermuda
       12.000%, 03/29/15                                   1,255         1,261
     Stream Global Services
       11.250%, 10/01/14                                   2,116         2,127
                                                                   ------------

                                                                        14,656
                                                                   ------------
   Materials - 7.4%
     American Piping Products
       12.875%, 11/15/17 (a)                               2,150         2,118
     Consolidated Minerals
       8.875%, 05/01/16 (a)                                1,365         1,433
     Reynolds Group Issuer
       7.125%, 04/15/19                                    1,100         1,177
     Tembec Industries
       11.250%, 12/15/18                                     340           374
     Verso Paper Holdings
       11.750%, 01/15/19                                   3,250         3,461
                                                                   ------------

                                                                         8,563
                                                                   ------------
   Telecommunication Services - 0.7%
     Earthlink
       8.875%, 05/15/19                                       30            30
     Qwest
       7.500%, 10/01/14                                      250           262
     T-Mobile USA
       6.500%, 01/15/24                                      250           254
       6.125%, 01/15/22                                      250           255
                                                                   ------------

                                                                           801
                                                                   ------------
Total Corporate Obligations
   (Cost $91,239) (000)                                                 91,678
                                                                   ------------

ASSET-BACKED SECURITY -- 5.0%

   Other Asset-Backed Security - 5.0%
     Master Asset Vehicle II, Ser 2009-
       2, Cl A1
        0.775%, 07/15/56 (c)
       (Cost $5,763) (000)                                 6,600         5,763
                                                                   ------------

U.S. TREASURY OBLIGATION -- 3.5%

     U.S. Treasury Bills
       0.000%, 01/09/14 (b)
     (Cost $4,000) (000)                                   4,000         4,000
                                                                   ------------

--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
DESCRIPTION                                              (000)      VALUE (000)
--------------------------------------------------------------------------------
BANK LOAN OBLIGATIONS -- 5.2%

     Armored Autogroup
       0.000%, 11/05/16                               $    1,000   $     1,002
     El Pollo Loco
       9.250%, 04/03/19 (c)                                  250           251
     Golden Nugget
       0.000%, 11/06/19                                      150             2
     Golden Nugget, Term Loan B
       5.500%, 11/06/19                                      350           355
     Lee Enterprises
       7.500%, 12/31/15                                      985           980
       0.061%, 12/31/15 (b)                                  995           990
     Salix Pharmaceuticals
       0.084%, 12/17/19 (b)                                  500           505
     Travel Leaders Group
       0.408%, 11/23/18 (b)                                2,000         1,965
                                                                   ------------

Total Bank Loan Obligations
   (Cost $6,029) (000)                                                   6,050
                                                                   ------------

TIME DEPOSIT -- 8.3%

     Brown Brothers, 0.030%,
       01/02/14
     (Cost $9,629) (000)                                   9,629         9,629
                                                                   ------------

Total Investments -- 101.0%
   (Cost $116,660) (000) +                                         $   117,120
                                                                   ============

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in
   Securities                           Level 1      Level 2      Level 3      Total
-----------------------------------   -----------  -----------  -----------  -----------
   Corporate Obligations              $       --   $   91,678   $       --   $   91,678
   Asset-Backed Security                      --        5,763           --        5,763
   U.S. Treasury
     Obligation                               --        4,000           --        4,000
   Bank Loan Obligations                      --        6,050           --        6,050
   Time Deposit                               --        9,629           --        9,629
                                      -----------  -----------  -----------  -----------
Total Investments in Securities       $       --   $  117,120   $       --   $  117,120
                                      ===========  ===========  ===========  ===========

Other Financial Instruments              Level 1      Level 2      Level 3        Total
-----------------------------------   -----------  -----------  -----------  -----------
     Forwards^
       Unrealized
       Depreciation                   $      (26)  $       --   $       --   $      (26)
                                      -----------  -----------  -----------  -----------
Total Other Financial
     Instruments                      $      (26)  $       --   $       --   $      (26)
                                      ===========  ===========  ===========  ===========

^ Forwards contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

                                                 RiverPark Strategic Income Fund
[LOGO] RIVERPARK FUNDS                             December 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

-------------------------------------------------------------------------------
                      Currency to            Currency to          Unrealized
Settlement              Deliver                Receive           Depreciation
Date                     (000)                  (000)               (000)
-------------------------------------------------------------------------------
1/30/14           CAD            6,058   USD           5,674   $           (26)
                                                               ================

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

------------------------------------------------------------------------
                               Currency to   Currency to    Unrealized
                  Settlement     Deliver       Receive     Depreciation
Counterparty      Date            (000)         (000)         (000)
------------------------------------------------------------------------
Brown Brothers
Harriman               1/30/14      (5,699)  $     5,674   $       (26)
                                                           =============

For the period ended December 31, 2013, the total amount of open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

      Percentages are based on Net Assets of $115,989 (000).
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(c) Variable rate security - Rate disclosed is the rate in effect on December 31, 2013.

Cl -- Class
CAD -- Canadian Dollar
REIT -- Real Estate Investment Trust
Ser -- Series
USD -- United States Dollar

+ At December 31, 2013, the tax basis cost of the Fund's investments was $116,660 (000) and the unrealized appreciation and depreciation were $629
      (000) and ($169) (000), respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

RFP-QH-001-0700

ITEM 2.      CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               RiverPark Funds Trust


By (Signature and Title)*                  /s/ Morty Schaja
                                           ----------------
                                           Morty Schaja
                                           President

Date: February 28, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Morty Schaja
                                           ----------------
                                           Morty Schaja
                                           President

Date: February 28, 2014

By (Signature and Title)*                  /s/ Michael Lawson
                                           ------------------
                                           Michael Lawson
                                           Chief Financial Officer and Treasurer

Date February 28, 2014

* Print the name and title of each signing officer under his or her signature.